Financial Instruments - Summary of The Amounts Were Recognized In Profit Or Loss In Relation To Financial Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives [member]
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Net gain (loss) on financial instruments	$ 516	$ 2,364	$ (193)
Short and long-term investments [member] | Current Investments [Member]
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Net gain (loss) on short and long-term investments	$ 9,823	$ (4,766)	$ 640